Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Financials Portfolio
September 30, 2024
VFS-NPRT3-1124
1.807734.120
Common Stocks - 99.3%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Patria Investments Ltd Class A	156,700	1,750,339
MEXICO - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Bolsa Mexicana de Valores SAB de CV	702,900	1,134,136
PUERTO RICO - 2.0%
Financials - 2.0%
Banks - 2.0%
Popular Inc	47,400	4,752,798
UNITED KINGDOM - 4.0%
Financials - 4.0%
Insurance - 4.0%
Beazley PLC	224,979	2,288,979
Direct Line Insurance Group PLC	667,100	1,670,490
Hiscox Ltd	199,600	3,058,161
Lancashire Holdings Ltd	288,447	2,649,341

TOTAL UNITED KINGDOM		9,666,971
UNITED STATES - 92.1%
Financials - 91.2%
Banks - 31.2%
Associated Banc-Corp	99,000	2,132,460
Bank of America Corp	300,300	11,915,904
BOK Financial Corp	23,945	2,505,126
Cadence Bank	41,810	1,331,649
Citigroup Inc	109,300	6,842,180
East West Bancorp Inc	32,900	2,722,146
Eastern Bankshares Inc	139,900	2,292,961
First Hawaiian Inc	70,400	1,629,760
First Interstate BancSystem Inc Class A	77,069	2,364,477
Heartland Financial USA Inc	37,300	2,114,910
Huntington Bancshares Inc/OH	670	9,848
KeyCorp	156,900	2,628,075
M&T Bank Corp	33,930	6,043,612
PNC Financial Services Group Inc/The	22,900	4,233,065
TriCo Bancshares	33,800	1,441,570
UMB Financial Corp (a)	24,600	2,585,706
US Bancorp	102,900	4,705,617
Wells Fargo & Co	257,477	14,544,876
WesBanco Inc	54,300	1,617,054
Wintrust Financial Corp	11,600	1,258,948
		74,919,944
Capital Markets - 19.8%
AllianceBernstein Holding LP	71,500	2,494,635
Blue Owl Capital Inc Class A (a)	81,900	1,585,584
Bridge Investment Group Holdings Inc Class A	141,115	1,392,805
Carlyle Group Inc/The	52,200	2,247,732
Lazard Inc Class A	42,100	2,120,998
LPL Financial Holdings Inc	17,100	3,977,973
MarketAxess Holdings Inc	17,500	4,483,500
Moody's Corp	8,800	4,176,392
Morgan Stanley	56,500	5,889,560
Northern Trust Corp	44,500	4,006,335
Perella Weinberg Partners Class A	130,303	2,516,151
Raymond James Financial Inc	20,950	2,565,537
State Street Corp	50,500	4,467,735
Stifel Financial Corp	27,400	2,572,860
Virtu Financial Inc Class A	98,800	3,009,448
		47,507,245
Consumer Finance - 4.7%
Discover Financial Services	30,600	4,292,874
FirstCash Holdings Inc	22,838	2,621,802
OneMain Holdings Inc	57,600	2,711,232
SLM Corp	74,800	1,710,676
		11,336,584
Financial Services - 21.2%
Apollo Global Management Inc	55,200	6,895,032
Cannae Holdings Inc	60,600	1,155,036
Corebridge Financial Inc	80,000	2,332,800
Corpay Inc (b)	8,600	2,689,736
Essent Group Ltd	29,300	1,883,697
Fiserv Inc (b)	20,700	3,718,755
Global Payments Inc	24,300	2,488,806
Mastercard Inc Class A	49,400	24,393,720
NMI Holdings Inc (b)	43,600	1,795,884
Voya Financial Inc	45,900	3,636,198
		50,989,664
Insurance - 14.3%
American Financial Group Inc/OH	26,100	3,513,060
Arthur J Gallagher & Co	16,000	4,501,920
Assurant Inc	9,700	1,928,942
Baldwin Insurance Group Inc/The Class A (b)	86,547	4,310,041
Chubb Ltd	19,500	5,623,605
Fidelity National Financial Inc	39,200	2,432,752
First American Financial Corp	17,200	1,135,372
Hartford Financial Services Group Inc/The	7,300	858,553
Marsh & McLennan Cos Inc	22,100	4,930,289
Reinsurance Group of America Inc	23,300	5,076,371
		34,310,905
Industrials - 0.9%
Professional Services - 0.9%
Dun & Bradstreet Holdings Inc	191,100	2,199,561
TOTAL UNITED STATES		221,263,903
TOTAL COMMON STOCKS (Cost $171,172,687)		238,568,147

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.89	1,612,251	1,612,573
Fidelity Securities Lending Cash Central Fund (c)(d)	4.89	4,133,262	4,133,675
TOTAL MONEY MARKET FUNDS (Cost $5,746,248)			5,746,248

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $176,918,935)	244,314,395
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(4,156,332)
NET ASSETS - 100.0%	240,158,063

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	326,031	25,869,266	24,582,737	21,708	13	-	1,612,573	0.0%
Fidelity Securities Lending Cash Central Fund	-	30,661,335	26,527,660	3,410	-	-	4,133,675	0.0%
Total	326,031	56,530,601	51,110,397	25,118	13	-	5,746,248

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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